UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22026
Gabelli SRI Green Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Gabelli SRI Green Fund, Inc. Semi-Annual Report — September 30, 2010

Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 5 stars overall and 5 stars for the three year period ended September 30, 2010 among 690 and 690
Mid-Cap Growth funds, respectively.	Chris Desmarais and John M. Segrich, CFA

To Our Shareholders,
     For the six months ended September 30, 2010, the net asset value (“NAV”) per share of the Gabelli SRI Green Fund, Inc.’s (the “Fund”) (Class AAA) rose 0.1%, versus declines of 0.7% and 0.4% for the MSCI AC World Free Index and the MSCI World ESG Index, respectively.
     Enclosed are the investment portfolio and financial statements for the six month period ended September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a)(b) (Unaudited)

								Since
			Six					Inception
	Quarter		Months		1 Year		3 Year	(6/1/07)
Gabelli SRI Green Fund Class AAA	16.24%		0.10%		11.88%		2.48%	1.59%
MSCI AC World Free Index	14.46		(0.73)		8.95		(6.97)	(5.37	)(f)
MSCI World ESG Index (e)	13.60		(0.38)		6.94		(7.28)	(7.28)
Class A	16.39		0.19		11.90		2.53	1.59
	9.70	(c)	(5.57	)(c)	5.46	(c)	0.52 (c)	(0.20	)(c)
Class C	16.19		(0.19)		11.04		1.75	0.87
	15.19	(d)	(1.19	)(d)	10.04	(d)	1.75	0.87
Class I	16.41		0.29		12.18		2.75	1.85
In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 4.70%, 4.70%, 5.45%, and 4.45%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through July 31, 2011 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index is a market capitalization weighted index representing both developed and emerging markets. The MSCI World ESG Index (with large and mid cap securities) includes companies with high environmental, social and governance (ESG) rankings relative to their sector peers and target sector distributions that reflect those of their parent indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends March 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, six months, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
(e)	From October 1, 2007, the inception date of the MSCI World ESG Index (formerly, the FTSE KLD Global Sustainability Index).
(f)	MSCI AC World Free Index since inception performance is as of May 31, 2007.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Gabelli SRI Green Fund, Inc.
Disclosure of Fund Expenses (Unaudited)

For the Period from April 1, 2010 through September 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	4/01/10	9/30/10	Ratio	Period*

Gabelli SRI Green Fund, Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,001.00	2.00%	$10.03
Class A	$1,000.00	$1,001.90	2.00%	$10.04
Class C	$1,000.00	$998.10	2.75%	$13.77
Class I	$1,000.00	$1,002.90	1.75%	$8.79

Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.04	2.00%	$10.10
Class A	$1,000.00	$1,015.04	2.00%	$10.10
Class C	$1,000.00	$1,011.28	2.75%	$13.87
Class I	$1,000.00	$1,016.29	1.75%	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of September 30, 2010:
Gabelli SRI Green Fund, Inc.

Solar	30.5%
Light Emitting Diodes (LED)	13.3%
Natural Resources	11.4%
Environmental Services	8.7%
Health Care	8.3%
Alternative Generation and Utilities	6.3%
Batteries and Transportation	6.0%
Biofuels	3.8%
Food and Beverage	3.4%
Water	3.1%
Wind	2.8%
Software & Services	2.4%
Energy Efficiency	0.5%
Other Assets and Liabilities (Net)	(0.5)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended June 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli SRI Green Fund, Inc.
Schedule of Investments — September 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.9%
	Alternative Generation and Utilities — 6.2%
20,000	Algonquin Power & Utilities Corp.	$74,809	$89,027
15,000	China Hydroelectric Corp., ADR†	100,358	87,900
40,000	Comverge Inc.†	281,415	314,400
10,000	Federal Hydrogenerating Co., ADR†	54,640	51,500
22,500	Innergex Renewable Energy Inc.	110,372	206,653

		621,594	749,480

	Batteries and Transportation — 6.0%
30,000	Electrovaya Inc.†	111,578	97,386
16,500	Polypore International Inc.†	416,469	497,640
7,500	Westport Innovations Inc.†	120,061	132,000

		648,108	727,026

	Biofuels — 3.8%
50,000	Equatorial Palm Oil plc†	10,762	13,353
3,500	Novozymes A/S, Cl. B	361,241	445,279

		372,003	458,632

	Energy Efficiency — 0.5%
45,000	Active Power Inc.†	54,512	59,850

	Environmental Services — 8.7%
100,000	Headwaters Inc.†	336,089	360,000
8,000	Telvent GIT SA†	169,189	180,960
12,000	Umicore	505,420	518,745

		1,010,698	1,059,705

	Food and Beverage — 3.4%
4,500	Danisco A/S	353,573	401,286
5,000	Tofutti Brands Inc.†	15,295	12,400

		368,868	413,686

	Health Care — 8.3%
2,000	Cochlear Ltd.	123,254	135,800
4,000	Mead Johnson Nutrition Co.	200,007	227,640
6,500	Novo Nordisk A/S, Cl. B	547,394	645,030

		870,655	1,008,470

	Light Emitting Diodes (LED) — 13.3%
2,000	Cooper Industries plc	97,214	97,860
60,000	Crystalwise Technology Inc.†	128,335	116,768
22,500	Duksan Hi-Metal Co. Ltd.†	434,594	443,982
30,000	Nanoco Group plc†	40,441	42,414
6,000	Rubicon Technology Inc.†	140,649	136,140
33,000	Universal Display Corp.†	674,607	775,500

		1,515,840	1,612,664

	Natural Resources — 11.4%
75,000	Allana Potash Corp.†	32,399	31,344
1,500	CF Industries Holdings Inc.	137,367	143,250
10,000	China Armco Metals Inc.†	38,079	34,700
150,000	China Forestry Holdings Ltd.	60,764	65,731
5,000	Domtar Corp.	262,695	322,900
17,500	Globe Specialty Metals Inc.†	246,006	245,700
5,000	Intrepid Potash Inc.†	137,930	130,350
25,000	Sino-Forest Corp.†	407,525	416,464

		1,322,765	1,390,439

	Solar — 28.4%
14,000	Amtech Systems Inc.†	164,231	251,440
12,000	Canadian Solar Inc.†	192,857	195,600
2,300,000	GCL Poly Energy Holdings Ltd.†	638,263	708,481
25,000	JA Solar Holdings Co. Ltd., ADR†	218,989	233,250
6,000	JinkoSolar Holding Co. Ltd.†	88,281	189,660
27,000	LDK Solar Co. Ltd.†	278,473	277,560
30,000	Powercom Co. Ltd.†	26,426	64,914
70,000	Renesola Ltd., ADR†	538,057	875,000
125,000	Solar Power Inc.†	58,508	28,750
13,000	SunPower Corp., Cl. B†	127,040	180,180
15,000	Trina Solar Ltd., ADR†	368,844	452,700

		2,699,969	3,457,535

	Water — 3.1%
4,000	Andritz AG	201,456	280,884
25,000	Pure Technologies Ltd.†	102,702	101,565

		304,158	382,449

	Wind — 2.8%
3,000	American Superconductor Corp.†	64,014	93,300
50,000	China High Speed Transmission Equipment Group Co. Ltd.	89,864	108,521
28,000	China Wind Systems Inc.†	104,014	124,040
10,000	Clipper Windpower plc†	17,103	8,247

		274,995	334,108

	TOTAL COMMON STOCKS	10,064,165	11,654,044

	WARRANTS — 0.1%
	Alternative Generation and Utilities — 0.1%
27,000	China Hydroelectric Corp., ADR, expire 01/25/14†	32,890	14,175

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS — 4.5%
		Software & Services — 2.4%
$300,000		Telvent GIT SA, Sub. Deb. Cv., 5.500%, 04/15/15 (a)	$300,241	$295,689

		Solar — 2.1%
200,000	(b)	Q-Cells International Finance BV, Ser. QCEL, Cv., 1.375%, 02/28/12	172,548	249,475

		TOTAL CONVERTIBLE CORPORATE BONDS	472,789	545,164

		TOTAL INVESTMENTS — 100.5%	$10,569,844	12,213,383

		Other Assets and Liabilities (Net) — (0.5)%		(55,181)

		NET ASSETS — 100.0%		$12,158,202

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of the Rule 144A security amounted to $295,689 or 2.43% of net assets.

(b)	Principal amount denoted in Euros.

†	Non-income producing security.
ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	38.3%	$4,681,890
Asia/Pacific	29.5	3,600,301
Europe	26.5	3,230,722
Latin America	5.7	700,470

	100.0%	$12,213,383

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $10,569,844)	$12,213,383
Foreign currency, at value (cost $4)	4
Receivable for investments sold	1,144,199
Receivable for Fund shares sold	126,767
Receivable from Adviser	2,258
Dividends and interest receivable	18,610
Prepaid expenses	36,480

Total Assets	13,541,701

Liabilities:
Payable to custodian	13,082
Payable to broker	5
Payable for investments purchased	1,260,808
Payable for Fund shares redeemed	17,722
Payable for distribution fees	2,931
Payable for legal and audit fees	75,744
Other accrued expenses	13,207

Total Liabilities	1,383,499

Net Assets applicable to 1,165,908 shares outstanding	$12,158,202

Net Assets Consist of:
Paid-in capital	$10,818,992
Accumulated net investment loss	(39,406)
Accumulated net realized loss on investments and foreign currency transactions	(265,241)
Net unrealized appreciation on investments	1,643,539
Net unrealized appreciation on foreign currency translations	318

Net Assets	$12,158,202

Shares of Capital Stock, each at $0.001 par value, 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,219,540 ÷ 403,641 shares outstanding)	$10.45

Class A:
Net Asset Value and redemption price per share ($5,608,662 ÷ 537,262 shares outstanding)	$10.44

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.08

Class C:
Net Asset Value and offering price per share ( $1,370,619 ÷ 133,641 shares outstanding)	$10.26 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($959,381 ÷ 91,364 shares outstanding)	$10.50

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended September 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,986)	$36,263
Interest	41,551

Total Investment Income	77,814

Expenses:
Investment advisory fees	55,042
Distribution fees — Class AAA	4,916
Distribution fees — Class A	5,981
Distribution fees — Class C	5,668
Legal and audit fees	52,005
Registration expenses	22,436
Shareholder communications expenses	17,341
Shareholder services fees	11,166
Directors’ fees	9,812
Custodian fees	8,355
Interest expense	85
Miscellaneous expenses	11,743

Total Expenses	204,550

Less:
Fees waived and expenses reimbursed by Adviser (See Note 3)	(91,572)

Net Expenses	112,978

Net Investment Loss	(35,164)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	292,157
Net realized loss on foreign currency transactions	(15,412)

Net realized gain on investments and foreign currency transactions	276,745

Net change in unrealized appreciation/depreciation:
on investments	(142,425)
on foreign currency translations	508

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(141,917)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	134,828

Net Increase in Net Assets Resulting from Operations	$99,664

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Operations:
Net investment loss	$(35,164)	$(86,153)
Net realized gain on investments, written options, and foreign currency transactions	276,745	94,812
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(141,917)	1,931,991

Net Increase in Net Assets Resulting from Operations	99,664	1,940,650

Capital Share Transactions:
Class AAA	(357,174)	3,223,919
Class A	924,432	3,227,396
Class C	301,626	816,685
Class I	(1,983,784)	2,207,183

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,114,900)	9,475,183

Redemption Fees	2	6

Net Increase/(Decrease) in Net Assets	(1,015,234)	11,415,839
Net Assets:
Beginning of period	13,173,436	1,757,597

End of period (including undistributed net investment income of $0 and $0, respectively)	$12,158,202	$13,173,436

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout the period:

				Income (Loss) from														Ratios to Average Net Assets/
		Investment Operations				Distributions										Supplemental Data
				Net														Expenses		Expenses
	Net Asset	Net		Realized and	Total			Net					Net Asset		Net Assets			Net of		Before
Period	Value,	Investment		Unrealized	from	Net		Realized					Value,		End of	Net		Waivers/		Waivers/		Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Gain on	Return of		Total	Redemption	End of	Total	Period	Investment		Reimburse-		Reimburse-		Turnover
March 31	of Period	(Loss)(a)		Investments	Operations	Income		Investments	Capital		Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	Income (Loss)		ments(c)††		ments(c)†††		Rate
Class AAA
2011(d)	$10.44	$(0.03)		$0.04	$0.01	—		—	—		—	$0.00	$10.45	0.10%	$4,219	(0.59	)%(e)	2.00	%(e)	3.67	%(e)	287%
2010	6.12	(0.12)		4.44	4.32	—		—	—		—	0.00	10.44	70.59	4,573	(1.31)		2.01		4.70		190
2009	8.41	(0.01)		(2.25)	(2.26)	$(0.03)		—	$(0.00	)(b)	$(0.03)	0.00	6.12	(26.88)	653	(0.15)		2.01		11.07		65
2008(f)	10.00	0.01		(1.57)	(1.56)	(0.00	)(b)	$(0.03)	—		(0.03)	—	8.41	(15.60)	656	0.11	(e)	2.02	(e)	22.50	(e)	25
Class A
2011(d)	$10.42	$(0.03)		$0.05	$0.02	—		—	—		—	$0.00	$10.44	0.19%	$5,609	(0.57	)%(e)	2.00	%(e)	3.67	%(e)	287%
2010	6.12	(0.13)		4.43	4.30	—		—	—		—	0.00	10.42	70.26	4,671	(1.36)		2.01		4.70		190
2009	8.40	(0.01)		(2.24)	(2.25)	$(0.03)		—	$(0.00	)(b)	$(0.03)	0.00	6.12	(26.75)	591	(0.15)		2.01		11.07		65
2008(f)	10.00	(0.00	)(b)	(1.56)	(1.56)	(0.01)		$(0.03)	—		(0.04)	—	8.40	(15.65)	461	(0.06	)(e)	2.02	(e)	22.50	(e)	25
Class C
2011(d)	$10.28	$(0.06)		$0.04	$(0.02)	—		—	—		—	$0.00	$10.26	(0.19)%	$1,371	(1.31	)%(e)	2.75	%(e)	4.42	%(e)	287%
2010	6.08	(0.20)		4.40	4.20	—		—	—		—	0.00	10.28	69.08	1,057	(2.10)		2.76		5.45		190
2009	8.37	(0.07)		(2.22)	(2.29)	—		—	—		—	0.00	6.08	(27.36)	104	(0.93)		2.76		11.82		65
2008(f)	10.00	(0.06)		(1.54)	(1.60)	—		$(0.03)	—		$(0.03)	—	8.37	(16.03)	162	(0.81	)(e)	2.77	(e)	23.25	(e)	25
Class I
2011(d)	$10.47	$(0.02)		$0.05	$0.03	—		—	—		—	$0.00	$10.50	0.29%	$959	(0.44	)%(e)	1.75	%(e)	3.42	%(e)	287%
2010	6.13	(0.09)		4.43	4.34	—		—	—		—	0.00	10.47	70.80	2,872	(0.98)		1.76		4.45		190
2009	8.42	0.01		(2.25)	(2.24)	$(0.05)		—	$(0.00	)(b)	$(0.05)	0.00	6.13	(26.64)	410	0.10		1.76		10.82		65
2008(f)	10.00	0.02		(1.56)	(1.54)	(0.01)		$(0.03)	—		(0.04)	—	8.42	(15.41)	483	0.23	(e)	1.77	(e)	22.25	(e)	25

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 2.04% (Class AAA and Class A), 2.79% (Class C), and 1.79% (Class I), respectively. For the six months ended September 30, 2010 and the year ended March 31, 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.

†††	The ratios include a reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 22.52% (Class AAA and Class A), 23.27% (Class C), and 22.27% (Class I), respectively. For the six months ended September 30, 2010 and the year ended March 31, 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The expense ratios include interest expense which is not subject to the expense limitation from each class of shares.

(d)	For the six months ended September 30, 2010, unaudited.

(e)	Annualized.

(f)	The Gabelli SRI Green Fund, Inc. commenced investment operations on June 1, 2007.
See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli SRI Green Fund, Inc., formerly The Gabelli SRI Fund, Inc., (the “Fund”) was organized on March 1, 2007 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on June 1, 2007 (“inception”). The Fund’s primary objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$11,654,044	—	$11,654,044
Warrants (a)	14,175	—	14,175
Convertible Corporate Bonds	—	$545,164	545,164

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$11,668,219	$545,164	$12,213,383

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended September 30, 2010.
There were no Level 3 investments at September 30, 2010 or March 31, 2010.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended September 30, 2010, the Fund had no investments in swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the six months ended September 30, 2010, the Fund had no investments in option contracts.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2010, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at September 30, 2010. For the restricted security the Fund held as of September 30, 2010, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended September 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
No distributions were made during the year ended March 31, 2010.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At March 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $319,038, which are available to reduce future required distributions of net capital gains to shareholders. $20,405 of the loss carryforward is available through 2017; and $298,633 is available through 2018.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended March 31, 2010, the Fund had deferred capital losses of $76,338 and currency losses of $4,901.
The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$10,999,038	$1,768,550	$(554,205)	$1,214,345
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least July 31, 2011, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended September 30, 2010, the Adviser waived fees and reimbursed the Fund in the amount of $91,572. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreements are renewable annually. At September 30, 2010, the cumulative amount which the Fund may repay the Adviser is $422,353.

For the year ended March 31, 2009, expiring March 31, 2012	$155,824
For the year ended March 31, 2010, expiring March 31, 2013	174,957
For the six months ended September 30, 2010, expiring March 31, 2014	91,572

$422,353

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended September 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $30,977,869 and $32,069,032, respectively.
6. Transactions with Affiliates. For the six months ended September 30, 2010, the Fund paid brokerage commissions on security trades of $1,758 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $10,633 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
7. Capital Stock Transactions. The Fund offers four classes of shares — Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended September 30, 2010 and the year ended March 31, 2010 amounted to $2 and $6, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	September 30, 2010		Year Ended
	(Unaudited)		March 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	104,687	$1,033,984	613,728	$5,857,514
Shares redeemed	(139,139)	(1,391,158)	(282,215)	(2,633,595)

Net increase/(decrease)	(34,452)	$(357,174)	331,513	$3,223,919

Class A
Shares sold	163,738	$1,648,775	394,752	$3,629,102
Shares redeemed	(74,598)	(724,343)	(43,190)	(401,706)

Net increase	89,140	$924,432	351,562	$3,227,396

Class C
Shares sold	38,929	$378,939	95,990	$915,800
Shares redeemed	(8,075)	(77,313)	(10,283)	(99,115)

Net increase	30,854	$301,626	85,707	$816,685

Class I
Shares sold	8,606	$86,229	209,719	$2,231,138
Shares redeemed	(191,408)	(2,070,013)	(2,551)	(23,955)

Net increase/(decrease)	(182,802)	$(1,983,784)	207,168	$2,207,183

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010, the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli SRI Green Fund, Inc.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
In determining whether to approve the continuance of the Agreement, the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), considered the following information at a meeting on May 18, 2010:
1) The nature, extent, and quality of services provided by the Adviser.
     The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.
     The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser, and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (Participating Organizations). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.
     The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.
     The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one year average annual total return for the period ended March 31, 2010. The peer group considered by the Board Members was developed by Lipper and was comprised of other social criteria funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
     In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.
     In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against a comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates, as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.
     The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were the same, or lower, than the fees charged to the Fund.
     The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2009. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. They noted the Adviser was reimbursing the Fund in excess of its advisory fee. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
     With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5) Other Factors
     In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.
     Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Gabelli SRI Green Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer,
GAMCO Investors, Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.

Clarence A. Davis
Former Chief Executive Officer,
Nestor, Inc.

Anthonie C. van Ekris
Chairman, BALMAC
International, Inc.
Officers

Bruce N. Alpert
President

Agnes Mullady
Secretary and Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB1794Q310SR
Gabelli SRI Green Fund, Inc.
Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 5 stars overall and 5 stars for the three year period ended September 30, 2010 among 690 and 690 Mid-Cap Growth funds, respectively.
SEMI ANNUAL REPORT
SEPTEMBER 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Gabelli SRI Green Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 12/2/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 12/2/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 12/2/10

*	Print the name and title of each signing officer under his or her signature.